COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
2022		$ 126,612
2023	$ 32,047	129,797
2024	129,797	65,702
Total lease payments	227,546	322,111
Less: imputed interest		(31,330)
Operating lease liability	$ 211,590	$ 290,781	$ 60,379